Securities - Comparison of Securities By Type (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Amortized Cost	$ 143,353	$ 150,293	$ 58,943
Gross Unrealized Gains	0	0	175
Gross Unrealized Losses	(3,893)	(8,651)	(179)
Fair Value	139,460	141,642	58,939
Amortized Cost	520,494	498,051	591,149
Gross Unrealized Gains	5,553	4,113	9,830
Gross Unrealized Losses	(7,433)	(17,953)	(679)
Fair Value	518,614	484,211	600,300
US Government Agencies [Member]
Gain (Loss) on Investments [Line Items]
Amortized Cost	84,477	86,927	58,943
Gross Unrealized Gains	0	0	175
Gross Unrealized Losses	(2,921)	(5,971)	(179)
Fair Value	81,556	80,956	58,939
Mortgage-backed Securities [Member]
Gain (Loss) on Investments [Line Items]
Amortized Cost	58,876	63,366	0
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	(972)	(2,680)	0
Fair Value	57,904	60,686	0
US Treasuries [Member]
Gain (Loss) on Investments [Line Items]
Amortized Cost	0	36,000	20,000
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Fair Value	0	36,000	20,000
US Government Agencies [Member]
Gain (Loss) on Investments [Line Items]
Amortized Cost	348,185	302,816	392,616
Gross Unrealized Gains	23	0	751
Gross Unrealized Losses	(6,699)	(16,117)	(278)
Fair Value	341,509	286,699	393,089
Corporate Debt Securities [Member]
Gain (Loss) on Investments [Line Items]
Amortized Cost	131,522	142,580	159,488
Gross Unrealized Gains	4,722	3,729	8,024
Gross Unrealized Losses	(723)	(1,828)	(401)
Fair Value	135,521	144,481	167,111
Mutual Funds or Other Equity Securities [Member]
Gain (Loss) on Investments [Line Items]
Amortized Cost	564	564	564
Gross Unrealized Gains	0	0	23
Gross Unrealized Losses	0	(8)	0
Fair Value	564	556	587
Municipal Bonds [Member]
Gain (Loss) on Investments [Line Items]
Amortized Cost	40,223	16,091	18,481
Gross Unrealized Gains	808	384	1,032
Gross Unrealized Losses	(11)	0	0
Fair Value	$ 41,020	$ 16,475	$ 19,513